Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund - CCILX
Cloud Capital Strategic Mid Cap Fund - CCIMX
Cloud Capital Strategic Small Cap Fund - CCISX

Institutional Class Shares

PROSPECTUS

June 22, 2011

Cloud Capital LLC
5314 South Yale, Suite 606
Tulsa, Oklahoma 74135
918-492-1080

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the Funds that you should know before you invest.  Please read this Prospectus carefully before investing and use it for future reference.  The Funds are authorized to offer two classes of shares, one of which, Institutional Class, is offered by this prospectus.  Class A Shares are offered by separate prospectus.  To obtain a prospectus for those shares, please call 877-670-2227.

TABLE OF CONTENTS

FUND SUMMARIES	1
ADDITIONAL INFORMATION ABOUT EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	14
HOW TO BUY SHARES	18
HOW TO REDEEM SHARES	22
DETERMINATION OF NET ASSET VALUE	24
DIVIDENDS, DISTRIBUTIONS AND TAXES	25
MANAGEMENT OF THE FUNDS	27
FINANCIAL HIGHLIGHTS	29
ADDITIONAL INFORMATION ABOUT THE INDEXES	29
FOR MORE INFORMATION	30

FUND SUMMARIES

CLOUD CAPITAL STRATEGIC LARGE CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses 1	0.62%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.63%
Fee Waiver/Expense Reimbursement	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement2	1.41%

________________
1.	Estimated for the first year of operations.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same.  Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                        Three Years
$144                                $493

Portfolio Turnover

The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance.

Principal Investment Strategies

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.  As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between $1.3 billion and $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.  The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.  The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index.  The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Large Cap Fund are summarized below.  There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund.  You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk.  Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk.  The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund.  Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.

Portfolio Management

Investment Adviser.  Cloud Capital LLC.

Portfolio Managers.  Randy “Bubba” Cloud has been the portfolio manager of the Large Cap Fund since its inception in 2011.  He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

James R. Engebretsen has been the portfolio manager of the Large Cap Fund since its inception in 2011.  He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Large Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 12 of the prospectus.

CLOUD CAPITAL STRATEGIC MID CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses 1	0.62%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.63%
Fee Waiver/Expense Reimbursement	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement 2	1.41%

________________
1.	Estimated for the first year of operations.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same.  Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                       Three Years
$144                                $493

Portfolio Turnover

The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance.

Principal Investment Strategies

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.  As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between $310 million and $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.   The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.  The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index.   The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Mid Cap Fund are summarized below.  There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund.  You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk.  Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk.  The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.  Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.

Portfolio Management

Investment Adviser.  Cloud Capital LLC.

Portfolio Managers.  Randy “Bubba” Cloud has been the portfolio manager of the Mid Cap Fund since its inception in 2011.  He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

James R. Engebretsen has been the portfolio manager of the Mid Cap Fund since its inception in 2011.  He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Mid Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 12 of the prospectus.

CLOUD CAPITAL STRATEGIC SMALL CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Small Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses 1	0.62%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.63%
Fee Waiver/Expense Reimbursement	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement 2	1.41%

________________
1.	Estimated for the first year of operations.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:

This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.  Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Small Cap Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                        Three Years
$144                                $493

Portfolio Turnover

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the example above, affect the Small Cap Fund’s performance.

Principal Investment Strategies

The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries.  As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between $40 million and $4.3 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.   The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Decisions on the elimination of certain securities or sectors from the Small Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Small Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.  The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index.   The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Small Cap Fund are summarized below.  There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund.  You should carefully consider the Small Cap Fund’s investment risks before deciding whether to invest in the Small Cap Fund.

Stock Market Risk.  Movements in the stock market may adversely affect the specific securities held by the Small Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Small Cap Fund’s net asset value.

Small-Cap Risk. To the extent the Small Cap Fund invests in small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk.  The Small Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.  Additionally, the Small Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject the Small Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.

Portfolio Management

Investment Adviser.  Cloud Capital LLC.

Portfolio Managers.  Randy “Bubba” Cloud has been the portfolio manager of the Small Cap Fund since its inception in 2011.  He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

James R. Engebretsen has been the portfolio manager of the Small Cap Fund since its inception in 2011.  He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Small Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 12 of the prospectus.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders

$1,000,000 for all account types There is no minimum amount for subsequent investments.	By Mail: Cloud Capital Funds [Insert name of specific Fund(s)] Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206

By Phone: (877) 670-2227

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Funds’ Transfer Agent by calling (877) 670-2227, or through your broker-dealer or financial intermediary.  You may also redeem shares by submitting a written request to the address above.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT EACH FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective of the Funds

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.

Each Fund’s investment objective is not fundamental and may be changed without shareholder approval.  A Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

Cloud Capital Strategic Large Cap Fund

The Cloud Capital Strategic Large Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.   As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between $1.3 billion and $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.   Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Additionally, in most circumstances, securities within each industry group will be equal weighted.  The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index.  The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Cloud Capital Strategic Mid Cap Fund

The Mid Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.  As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between $310 million and $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.   Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Additionally, in most circumstances, securities within each industry group will be equal weighted.  The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index.  The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Cloud Capital Strategic Small Cap Fund

The Small Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries.  As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between $40 million and $4.3 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.   Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Additionally, in most circumstances, securities within each industry group will be equal weighted.  The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index.  The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are described below.  There may be circumstances that could prevent a Fund from achieving its investment goal and you may lose money by investing in a Fund.  You should carefully consider a Fund’s investment risks before deciding whether to invest in such Fund.

All Funds

Stock Market Risk.  Stock markets can be volatile.  In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  A Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that a Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.   A Fund’s net asset value may decline as a result of this risk.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject a Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that a Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.  Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies.

Investment Selection and Allocation Risk.  A Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.  Additionally, each Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Rebalancing Risk.  Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

New Fund / Adviser Risk. Each Fund was recently formed. Accordingly, investors in the Funds bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

The Mid Cap Fund and the Small Cap Fund

Risks of Small and Medium Capitalization Companies.  The Mid Cap Fund and the Small Cap Fund will be exposed to risks associated with making investments in small and medium capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

An investment in the Funds is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Funds’ returns will vary and you could lose money.
Temporary Defensive Positions

From time to time, any of the Funds may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  In such instances, a Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents.  A Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet a Fund's investment criteria are not available.  By keeping cash on hand, a Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses.  As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

Are the Funds right for you?

Each Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of capital appreciation.
•	Investors willing to accept price fluctuations in their investment.

The Large Cap Fund may be appropriate for investors who want exposure to the large cap securities markets.  The Mid Cap Fund may be appropriate for investors who want exposure to mid cap securities markets.  The Small Cap Fund may be appropriate for investors who want exposure to small cap securities markets.

Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

Shares of the Funds are available exclusively to U.S. citizens.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $1,000,000 for all account types.  The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances.  The Funds may waive or lower investment minimums for investors who invest in a Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment.  The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus.  If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions.  However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:
•	a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amount)made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Shareholder Services at (877) 670-2227 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Funds’ transfer agent, at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Funds and their custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund.  Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, or automatic investment.  Each additional mail purchase request must contain:

1.	Your name
2.	The name on your account(s)
3.	Your account number(s)
4.	A check made payable to the specific Cloud Capital Fund in which you want to invest

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus.  To send a bank wire, call Shareholder Services at (877) 670-2227 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check.  Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account.  You may change the amount of your monthly purchase at any time.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of a Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You should contact Shareholder Services at (877) 670-2227 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian.  Call Shareholder Services about the IRA custodial fees at (877) 670-2227.

Website Disclosure

The Prospectus is available free of charge, on the Cloud Capital Funds’ website at www.cloud-capital.com. The Funds believe that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location.

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by a Fund.  You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to a Fund.  The Funds and their transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired).  Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Exchange Shares

You may exchange your shares of one Cloud Capital Fund for shares of the same class of another Cloud Capital Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (877) 670-2227 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed in the “How to Buy Shares” section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption.  If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution.  You should consult with your broker-dealer or other financial institution for more information on these fees.

By Mail. You may redeem any part of your account in a Fund at no charge by mail.  Your request should be addressed to:

U.S. Mail:	Overnight:

Cloud Capital Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form.  To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions.  The Fund may also require a signature guarantee for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp.  For joint accounts, both signatures must be guaranteed.  Please call Shareholder Services at (877) 670-2227 if you have questions.  At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at (877) 670-2227.  You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option.  The Funds and their transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or their transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  This fee is subject to change.  Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Funds do not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Frequent Purchases and Redemptions

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds (i.e., typically domestic securities of large capitalization issuers). The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 670-2227.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.  You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by a Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30 day period.  All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval.  An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Administrative and Processing Support Payments. The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is authorized to pay up to 0.25% of average annual assets.  The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up the Funds on a financial intermediary's trading systems.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (“NAV”) plus any applicable sales charge.  A Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday).  A Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.  Because the Funds may have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Funds’ assets generally are valued at their market value.  If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Adviser at a fair value, pursuant to guidelines established by the Board of Trustees.  For example, the Adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.   When pricing securities using the fair value guidelines established by the Board of Trustees, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities.  However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation.  Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis.  These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate.  The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio.  To the extent a Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions.  Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  Each Fund expects that its distributions will consist primarily of income and net realized capital gains. Each Fund declares and pays dividends at least annually.  Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses.  The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the Fund.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  A Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividend and capital gain distribution checks are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by a Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders.  These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences.  The following information is meant as a general summary of the federal income tax provisions regarding the taxation of a Fund’s shareholders.  Additional tax information appears in the SAI.  Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in a Fund.

The Funds expect to distribute substantially all of their net investment income and net realized gains to their shareholders at least annually.  Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.  Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

The Funds may invest in foreign securities against which foreign tax may be withheld.  If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund's shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Funds to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting.  Prior to January 1, 2012, each Fund will choose a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. Prior to January 1, 2012, each Fund's shareholders will be notified as to which default tax lot identification method the Fund will use.

MANAGEMENT OF THE FUNDS

Adviser.  Cloud Capital LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135, serves as adviser to each Fund.  The Adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio.  The Adviser was formed in 2008.   The Adviser provides high-quality professional expertise for individuals, high net worth individuals, pension and profit sharing plans, banking institutions and other corporations.  As of October 31, 2010, Cloud Capital LLC had assets under management of $250 million.  Cloud Capital LLC is controlled by Randall R. Cloud.

Each Fund is required to pay the Adviser a fee equal to 1.00% of its average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of the each Fund.  The contractual agreement is effective through September 30, 2012.  This contractual arrangement may only be terminated by mutual consent of the Adviser and a Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.  Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

A discussion of the factors that the Board of Trustees considered in approving each Fund’s advisory agreement will be available in the Fund’s semi-annual report for the fiscal period ended November 30, 2011.

If you invest in the Funds through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus.  Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.  Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf.  This fee may be based on the number of accounts or may be a percentage of the average value of a Fund’s shareholder accounts for which the financial intermediary provides services.  A Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund.  To the extent that these fees are not paid by a Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Funds and the nature of the services provided by the financial intermediary.  Although neither the Funds nor the Adviser pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included.  Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.  A Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers.

Randy “Bubba” Cloud – President, Director, Managing Member and Chief Compliance Officer of the Adviser.  Mr. Cloud has over 23 years of experience in investment management at Cloud Capital LLC and its predecessor firms.  Mr. Cloud has been President of the Adviser and its predecessor firms since 1988.

James R. Engebretsen – Portfolio Manager of the Adviser.  Mr. Engebretsen is an Assistant Dean and Associate Professor of Finance at Brigham Young University (“BYU”).  He also directs the Silver Fund for the MBA program at BYU.  In 2004, Mr. Engebretsen became the Managing Director of the H. Taylor Peery Institute of Financial Services and in 2005 became the Assistant Dean over Career Services at BYU.  He graduated from BYU with a BS in economics, followed by an MBA in 1984 from the Marriott School.  Prior to BYU, Mr. Engebretsen was with Lehman Brothers in its mergers and acquisitions division and prior thereto he was with Goldman Sachs in private wealth where he managed, with two partners, over $3 billion for wealthy individuals and institutional clients.   Mr. Engebretsen was the portfolio manager of Associates Capital Management, an adviser he formed in 1995.    Mr. Engebretsen is also the co-founder of the More Good Foundation and is on the board of Farmer Mac in Washington, D.C.

The Funds’ SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Funds.

FINANCIAL HIGHLIGHTS

Because the Funds recently commenced operations, there are no financial highlights available at this time.

ADDITIONAL INFORMATION ABOUT THE INDEXES

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P MidCap® 400 Index is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.  The Index covers over 7% of the U.S. equities market.

S&P SmallCap® 600 Index includes the stocks of 600 small U.S. companies, representing a spectrum of industries.   The Index covers approximately 3% of the domestic equities market.

S&P, S&P 500 and STANDARD & POOR’S are registered trademarks of Standard & Poor’s Financial Services LLC.

The inclusion of a stock in an index does not imply that it is a good investment.

FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Funds and their investment restrictions, risks, policies, and operations, including each Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and each Fund’s Annual and Semi-Annual Reports, and request other information about the Funds or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) 670-2227 or obtain a copy online at www.cloud-capital.com.  You may also request other information about the Fund and make shareholder inquiries.  The requested documents will be sent within three business days of receipt of the request.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund - CCPLX
Cloud Capital Strategic Mid Cap Fund - CCPMX
Cloud Capital Strategic Small Cap Fund - CCPSX

Class A Shares

PROSPECTUS

June 22, 2011

Cloud Capital LLC
5314 South Yale, Suite 606
Tulsa, Oklahoma 74135
918-492-1080

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the Funds that you should know before you invest.  Please read this Prospectus carefully before investing and use it for future reference.  The Funds are authorized to offer two classes of shares, one of which, Class A Shares, is offered by this prospectus.  Institutional Class Shares are offered by separate prospectus.  To obtain a prospectus for those shares, please call 877-670-2227.

TABLE OF CONTENTS
FUND SUMMARIES	1
ADDITIONAL INFORMATION ABOUT EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	14
HOW TO BUY SHARES	18
HOW TO REDEEM SHARES	25
DETERMINATION OF NET ASSET VALUE	28
DIVIDENDS, DISTRIBUTIONS AND TAXES	29
MANAGEMENT OF THE FUNDS	31
FINANCIAL HIGHLIGHTS	32
ADDITIONAL INFORMATION ABOUT THE INDEXES	33
FOR MORE INFORMATION	34

FUND SUMMARIES

CLOUD CAPITAL STRATEGIC LARGE CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price) Redemption Fee	5.75% NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses 1	0.52%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver/Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement2	1.81%

________________
1.	Estimated for the first year of operations.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same.  Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                       Three Years
$748                                $1,135

Portfolio Turnover

The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance.

Principal Investment Strategies

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.   As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between $1.3 billion and $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies that utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.  The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.  The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index.  The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Large Cap Fund are summarized below.  There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund.  You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk.  Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk.  The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund.  Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.

Portfolio Management

Investment Adviser.  Cloud Capital LLC.

Portfolio Managers.  Randy “Bubba” Cloud has been the portfolio manager of the Large Cap Fund since its inception in 2011.  He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

James R. Engebretsen has been the portfolio manager of the Large Cap Fund since its inception in 2011.  He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Large Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 12 of the prospectus.

CLOUD CAPITAL STRATEGIC MID CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price) Redemption Fee	5.75% NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses 1	0.52%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver/Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement 2	1.81%

________________
1.	Estimated for the first year of operations.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same.  Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                        Three Years
$748                                $1,135

Portfolio Turnover

The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance.

Principal Investment Strategies

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.  As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between $310 million and $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.  The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index.   The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Mid Cap Fund are summarized below.  There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund.  You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk.  Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk.  The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.  Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.

Portfolio Management

Investment Adviser.  Cloud Capital LLC.

Portfolio Managers.  Randy “Bubba” Cloud has been the portfolio manager of the Mid Cap Fund since its inception in 2011.  He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

James R. Engebretsen has been the portfolio manager of the Mid Cap Fund since its inception in 2011.  He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Mid Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 12 of the prospectus.

CLOUD CAPITAL STRATEGIC SMALL CAP FUND

Investment Objective

The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Small Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price) Redemption Fee	5.75% NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses 1	0.52%
Acquired Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver/Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement 2	1.81%

________________
1.	Estimated for the first year of operations.
2.
Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:

This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.  Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Small Cap Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                       Three Years
$748                                $1,135

Portfolio Turnover

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the example above, affect the Small Cap Fund’s performance.

Principal Investment Strategies

The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries.  As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between $40 million and $4.3 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.   The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Decisions on the elimination of certain securities or sectors from the Small Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Small Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index.   The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Principal Risks

The principal risks of investing in the Small Cap Fund are summarized below.  There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund.  You should carefully consider the Small Cap Fund’s investment risks before deciding whether to invest in the Small Cap Fund.

Stock Market Risk.  Movements in the stock market may adversely affect the specific securities held by the Small Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Small Cap Fund’s net asset value.

Small-Cap Risk. To the extent the Small Cap Fund invests in small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk.  The Small Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.  Additionally, the Small Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject the Small Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.

Portfolio Management

Investment Adviser.  Cloud Capital LLC.

Portfolio Managers.  Randy “Bubba” Cloud has been the portfolio manager of the Small Cap Fund since its inception in 2011.  He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

James R. Engebretsen has been the portfolio manager of the Small Cap Fund since its inception in 2011.  He is a portfolio manager with Cloud Capital LLC.

For important information about purchase and sale of Small Cap Fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 12 of the prospectus.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders

$5,000 for all account types There is no minimum amount for subsequent investments.	By Mail: Cloud Capital Funds [Insert name of specific Fund(s)] Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206

By Phone: (877) 670-2227

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Funds’ Transfer Agent by calling (877) 670-2227, or through your broker-dealer or financial intermediary.  You may also redeem shares by submitting a written request to the address above.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT EACH FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective of the Funds

The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.

Each Fund’s investment objective is not fundamental and may be changed without shareholder approval.  A Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

Cloud Capital Strategic Large Cap Fund

The Cloud Capital Strategic Large Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.  As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between $1.3 billion and $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.  Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Additionally, in most circumstances, securities within each industry group will be equal weighted.  The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index.  The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Cloud Capital Strategic Mid Cap Fund

The Mid Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.  As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between $310 million and $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.  Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Additionally, in most circumstances, securities within each industry group will be equal weighted.  The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index.  The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Cloud Capital Strategic Small Cap Fund

The Small Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries.  As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between $40 million and $4.3 billion.

Cloud Capital (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index.  The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments.  The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure.  Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently.  Additionally, in most circumstances, securities within each industry group will be equal weighted.  The Adviser may, however, based on its proprietary investment strategies, cause the Fund’s allocations to any particular sector to deviate relative to that sector’s weighting in the benchmark Index.  The Adviser may also choose to increase or decrease the weighting of any particular security or sector or eliminate the security or sector from the Fund’s portfolio altogether.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are described below.  There may be circumstances that could prevent a Fund from achieving its investment goal and you may lose money by investing in a Fund.  You should carefully consider a Fund’s investment risks before deciding whether to invest in such Fund.

All Funds

Stock Market Risk.  Stock markets can be volatile.  In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  A Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that a Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.   A Fund’s net asset value may decline as a result of this risk.

Foreign Securities Risk.  There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.  Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.   Investments in foreign securities also subject a Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk.  To the extent that a Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.  Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies.

Investment Selection and Allocation Risk.  A Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.  Additionally, each Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Rebalancing Risk.  Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

New Fund / Adviser Risk. Each Fund was recently formed. Accordingly, investors in the Funds bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

The Mid Cap Fund and the Small Cap Fund

Risks of Small and Medium Capitalization Companies.  The Mid Cap Fund and the Small Cap Fund will be exposed to risks associated with making investments in small and medium capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

An investment in the Funds is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Funds’ returns will vary and you could lose money.
Temporary Defensive Positions

From time to time, any of the Funds may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  In such instances, a Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents.  A Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet a Fund's investment criteria are not available.  By keeping cash on hand, a Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses.  As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

Are the Funds right for you?

Each Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of capital appreciation.
•	Investors willing to accept price fluctuations in their investment.

The Large Cap Fund may be appropriate for investors who want exposure to the large cap securities markets.  The Mid Cap Fund may be appropriate for investors who want exposure to mid cap securities markets.  The Small Cap Fund may be appropriate for investors who want exposure to small cap securities markets.

Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

Shares of the Funds are available exclusively to U.S. citizens.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $5,000 for all account types.  The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances.  The Funds may waive or lower investment minimums for investors who invest in a Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment.  The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus.  If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions.  However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:
•	a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amount)made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Shareholder Services at (877) 670-2227 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Funds’ transfer agent, at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Funds and their custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund.  Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, or automatic investment.  Each additional mail purchase request must contain:

1.	Your name
2.	The name on your account(s)
3.	Your account number(s)
4.	A check made payable to the specific Cloud Capital Fund in which you want to invest

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus.  To send a bank wire, call Shareholder Services at (877) 670-2227 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check.  Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account.  You may change the amount of your monthly purchase at any time.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of a Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You should contact Shareholder Services at (877) 670-2227 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian.  Call Shareholder Services about the IRA custodial fees at (877) 670-2227.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares and allows the Funds to pay for services provided to Fund shareholders (the 12b-1 Plan”).  The 12b-1 Plan allows shareholders of the Funds to pay annual 12b-1 expenses of 0.40%.  Over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of each Fund’s assets on an on-going basis.

Sales Charges

Shares of the Funds are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales charge as shown in the table below. Certain persons may be entitled to purchase shares of the Funds without paying a sales commission. See “Purchases Without a Sales Charge.” The table below also shows the portion of the sales charge that may be reallowed to the broker-dealer or financial intermediary through whom you purchased your shares.

Amount of Investment	Sales Charge as a % of:		Dealer Reallowance As % of Public Offering Price
	Public Offering Price	Net Amount Invested
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	None	None	None

Right of Accumulation

Any "purchaser" (as defined below) may buy shares of the Funds at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

For purposes of determining the applicable sales charge discount, a "purchaser" includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administrator, or a single dealer, or by other means which result in economy of sales effort or expense.

Letter of Intent

A Letter of Intent (the “LOI”) for amounts of $50,000 in shares or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of an LOI, the "Amount of Investment" as referred to in the preceding sales charge table includes all purchases of shares of a Fund over the 13-month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of an LOI. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The LOI imposes no obligation to purchase or sell additional shares and provides for a price adjustment depending upon the actual amount purchased within such period. The LOI provides that the first purchase following execution of the LOI must be at least 5% of the amount of the intended overall purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the LOI are less than the intended amount and thereby qualify for a higher sales charge than actually paid, the appropriate number of escrowed shares is redeemed and the proceeds are used towards satisfaction of the obligation to pay the increased sales charge. If a redemption order is received for an account prior to the satisfaction of the LOI, any shares not held in escrow will be redeemed first. Shares held in escrow will then be redeemed and a portion of the proceeds will be used to satisfy the obligation to pay the higher sales charge. Please contact the Funds’ transfer agent to obtain an LOI application at (877) 670-2227.

Shareholder’s Responsibility With Respect to Breakpoint Discounts

In order to obtain any of the sales charge discounts set forth above, you must inform your financial adviser of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by family members at the time of purchase. You must inform your financial adviser of all shares of the Funds held (i) in your account(s) at the financial adviser, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to family members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISER OR THE FUNDS OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Funds will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Funds, their  transfer agent, and financial intermediaries may not maintain this information.

Purchases Without a Sales Charge

The persons described below may purchase and redeem shares of the Funds without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Funds’ transfer agent as to which of the conditions apply.

•
Trustees, directors, officers and employees of the Funds or other funds advised by the Adviser, the Adviser and other service providers of the Funds, including employees and members of the immediate family of such individuals and employee benefit plans of such entities;

•
Broker-dealers with selling agreements with the Funds’ distributor or otherwise entitled to be compensated under the Funds’ 12b-1 Plan (and employees, their immediate family members and employee benefit plans of such entities);

•	Registered representatives (and their immediate family members) of broker-dealers with selling agreements with the Funds’ distributor;

•	Tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Funds;

•
Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Funds’ distributor (and employees, their immediate family members and employee benefit plans of such entities);

•
Clients (who pay a fee to the relevant administrator or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator or financial intermediary has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients of the Adviser who were not introduced to the Adviser by a financial intermediary and, prior to the effective date of the Funds, executed investment management agreements with the Adviser;

•	Separate accounts of insurance companies, provided the insurance company has an agreement with the Funds’ distributor or the Funds for this purpose;

•
Participants in wrap account programs, provided the broker-dealer, registered investment adviser or bank offering the program has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients solicited by employees of the Adviser and who were not otherwise introduced to the Funds or the Adviser by a financial intermediary within one year of the purchase.

In addition, shares of the Funds may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Funds’ distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Funds for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to, or different from, those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Funds through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Contingent Deferred Sales Charge and Dealer Re-allowance

There is no initial sales charge on purchases of shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees, however, a contingent deferred sales charge (“CDSC”) of 1% will be imposed if such shares are redeemed within eighteen months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Funds’ distributor receives the entire amount of any CDSC you pay. See the Statement of Additional Information (“SAI”) for additional information about the CDSC.

Except as stated below, the dealer of record receives commissions on sales of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $4 million and 0.25% thereafter.

On sales to qualified retirement plans for which no sales charge was paid because the plan had at least 200 eligible employees, the dealer of record receives commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, 0.50% of the next $16 million and 0.25% thereafter.

Under certain circumstances, the Funds’ distributor may change the re-allowance to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Funds’ distributor retains the entire sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

Website Disclosure

The Prospectus is available free of charge, on the Cloud Capital Fund’s website at www.cloud-capital.com. The Funds believe that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location.

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by a Fund.  You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to a Fund.  The Funds and their transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired).  Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Exchange Shares

You may exchange your shares of one Cloud Capital Fund for shares of the same class of another Cloud Capital Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (877) 670-2227 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed in the “How to Buy Shares” section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption.  If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution.  You should consult with your broker-dealer or other financial institution for more information on these fees.
By Mail. You may redeem any part of your account in a Fund at no charge by mail.  Your request should be addressed to:

U.S. Mail:	Overnight:

Cloud Capital Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form.  To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions.  The Fund may also require a signature guarantee for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp.  For joint accounts, both signatures must be guaranteed.  Please call Shareholder Services at (877) 670-2227 if you have questions.  At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at (877) 670-2227.  You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option.  The Funds and their transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or their transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  This fee is subject to change.  Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Funds do not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Frequent Purchases and Redemptions

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds (i.e., typically domestic securities of large capitalization issuers). The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 670-2227.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.  You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by a Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30 day period.  All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval.  An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (“NAV”) plus any applicable sales charge.  A Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday).  A Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.  Because the Funds may hold portfolio securities that traded in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Funds’ assets generally are valued at their market value.  If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Adviser at a fair value, pursuant to guidelines established by the Board of Trustees.  For example, the Adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.   When pricing securities using the fair value guidelines established by the Board of Trustees, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities.  However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation.  Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis.  These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate.  The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio.  To the extent a Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions.  Each typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  Each Fund expects that its distributions will consist primarily of income and net realized capital gains. Each Fund declares and pays dividends at least annually.  Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses.  The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the Fund.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  A Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividend and capital gain distribution checks are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by a Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders.  These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences.  The following information is meant as a general summary of the federal income tax provisions regarding the taxation of a Fund’s shareholders.  Additional tax information appears in the SAI.  Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in a Fund.

The Funds expect to distribute substantially all of their net investment income and net realized gains to their shareholders at least annually.  Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.  Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

The Funds may invest in foreign securities against which foreign tax may be withheld.  If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund's shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Funds to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting.  Prior to January 1, 2012, each Fund will choose a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. Prior to January 1, 2012, the Fund's shareholders will be notified as to which default tax lot identification method each Fund will use.

MANAGEMENT OF THE FUNDS

Adviser.  Cloud Capital LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135, serves as adviser to each Fund.  The Adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio.  The Adviser was formed in 2008.   The Adviser provides high-quality professional expertise for individuals, high net worth individuals, pension and profit sharing plans, banking institutions and other corporations.  As of October 31, 2010, Cloud Capital LLC had assets under management of $250 million.  Cloud Capital LLC is controlled by Randall R. Cloud.

Each Fund is required to pay the Adviser a fee equal to 1.00% of its average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of each Fund.  The contractual agreement is effective through September 30, 2012.  This contractual arrangement may only be terminated by mutual consent of the Adviser and a Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.  Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

A discussion of the factors that the Board of Trustees considered in approving each Fund’s advisory agreement will be available in the Fund’s semi-annual report for the fiscal period ended November 30, 2011.

If you invest in the Funds through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus.  Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.  Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf.  This fee may be based on the number of accounts or may be a percentage of the average value of a Fund’s shareholder accounts for which the financial intermediary provides services.  A Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund.  To the extent that these fees are not paid by a Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Funds and the nature of the services provided by the financial intermediary.  Although neither the Funds nor the Adviser pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included.  Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.  A Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers.

Randy “Bubba” Cloud – President, Director, Managing Member and Chief Compliance Officer of the Adviser.  Mr. Cloud has over 23 years of experience in investment management at Cloud Capital LLC and its predecessor firms.  Mr. Cloud has been President of the Adviser and its predecessor firms since 1988.

James R. Engebretsen – Portfolio Manager of the Adviser.  Mr. Engebretsen is an Assistant Dean and Associate Professor of Finance at Brigham Young University (“BYU”).  He also directs the Silver Fund for the MBA program at BYU.  In 2004, Mr. Engebretsen became the Managing Director of the H. Taylor Peery Institute of Financial Services and in 2005 became the Assistant Dean over Career Services at BYU.  He graduated from BYU with a BS in economics, followed by an MBA in 1984 from the Marriott School.  Prior to BYU, Mr. Engebretsen was with Lehman Brothers in its mergers and acquisitions division and prior thereto he was with Goldman Sachs in private wealth where he managed, with two partners, over $3 billion for wealthy individuals and institutional clients.  Mr. Engebretsen was the portfolio manager of Associates Capital Management, an adviser he formed in 1995.  Mr. Engebretsen is also the co-founder of the More Good Foundation and is on the board of Farmer Mac in Washington, D.C.

The Funds’ SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

Because the Funds recently commenced operations, there are no financial highlights available at this time.

ADDITIONAL INFORMATION ABOUT THE INDEXES

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P MidCap® 400 Index is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.  The Index covers over 7% of the U.S. equities market.

S&P SmallCap® 600 Index includes the stocks of 600 small U.S. companies, representing a spectrum of industries.   The Index covers approximately 3% of the domestic equities market.

S&P, S&P 500 and STANDARD & POOR’S are registered trademarks of Standard & Poor’s Financial Services LLC.

The inclusion of a stock in an index does not imply that it is a good investment.

FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Funds and their investment restrictions, risks, policies, and operations, including each Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and each Fund’s Annual and Semi-Annual Reports, and request other information about the Funds or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) 670-2227 or obtain a copy online at www.cloud-capital.com.  You may also request other information about the Fund and make shareholder inquiries.  The requested documents will be sent within three business days of receipt of the request.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208